Operating Segments Information - Summary of Revenue from Major Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of products and services [line items]
Operating revenue	$ 581,914,471	$ 19,004,392	$ 670,872,643	$ 569,997,133
Packaging service [member]
Disclosure of products and services [line items]
Operating revenue	256,805,887	8,386,868	303,947,502	272,543,899
Testing service [member]
Disclosure of products and services [line items]
Operating revenue	49,879,923	1,628,998	55,960,182	49,978,736
EMS [member]
Disclosure of products and services [line items]
Operating revenue	268,218,002	8,759,569	301,966,818	239,488,267
Other products and services [member]
Disclosure of products and services [line items]
Operating revenue	$ 7,010,659	$ 228,957	$ 8,998,141	$ 7,986,231